Financial Assets and liabilities - Summary of Financial Instruments by Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 8,722	$ 6,504
Current financial assets	267,626	270,523
Lease liabilities	35,600	20,644
Non-current financial liabilities	590,432	498,245
Lease liabilities	34,868	8,550
Current financial liabilities	301,146	301,294
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	3,284	801
Current financial assets	111,463	67,654
Lease liabilities	35,600	20,644
Non-current financial liabilities	590,432	498,245
Lease liabilities	34,868	8,550
Current financial liabilities	301,146	301,294
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	5,438	5,703
Current financial assets	156,163	202,869
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	554,832	477,601
Current financial liabilities	61,223	71,731
Borrowings [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	554,832	477,601
Current financial liabilities	61,223	71,731
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	205,055	221,013
Trade and other payables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	205,055	221,013
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	3,284	801
Current financial assets	76,171	50,048
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	3,284	801
Current financial assets	76,171	50,048
Cash banks and short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	191,455	220,475
Cash banks and short term investments [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	35,292	17,606
Cash banks and short term investments [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	156,163	202,869
Defined benefit asset's plan [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	5,438	5,703
Defined benefit asset's plan [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0	0
Defined benefit asset's plan [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 5,438	$ 5,703